Schedule of Notes Payable Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	$ 4,802,115
Advances	2,805,000	5,267,500
Notes Payable, Debt discount	(1,404,227)	(1,608,900)
Notes Payable, Amortization of debt discount	1,567,825	1,406,015
Repayments		(262,500)
Balance - June 30, 2024	7,515,713	4,802,115
Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	5,005,000
Balance - June 30, 2024	7,810,000	5,005,000
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	3,869,650	34,650
Notes Payable, Debt discount	(1,227,500)
Notes Payable, Amortization of debt discount	964,465
Balance - June 30, 2024	12,750,240	3,869,650
Notes Payable, Proceeds	12,205,500	3,835,000
Notes Payable, Repayments	(3,061,875)
Next NRG Holding Corp [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	3,869,650	34,650
Notes Payable, Debt discount
Notes Payable, Amortization of debt discount
Balance - June 30, 2024	8,647,650	3,869,650
Notes Payable, Proceeds		3,835,000
Notes Payable - Related Party, Proceeds	4,778,000
Notes Payable, Repayments
Next NRG Holding Corp [Member] | Nonrelated Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023
Notes Payable, Debt discount	(1,227,500)
Notes Payable, Amortization of debt discount	964,465
Balance - June 30, 2024	4,102,590
Notes Payable, Proceeds	7,427,500
Notes Payable, Repayments	$ (3,061,875)